Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Accounts receivable	$ 2,600	$ 3,663
Impairment of accounts receivable recorded in the income statement	$ (4)	$ (5)	$ 11
Steel industry market
Accounts receivable
Accounts receivable related to the steel sector - %	82.90%	83.44%
Accounts receivable
Accounts receivable
Impairment of accounts receivable	$ (60)	$ (60)
Carrying amount
Accounts receivable
Accounts receivable	$ 2,660	$ 3,723